Supplemental Disclosures of Cash Flow Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 243,063	$ 423,539
Income tax paid
Business Combinations:
Current Assets	1,734,663	3,308,301
Property and equipment	157,052	207,604
Working capital adjustment receivable		553,643
Assumed liabilities	(3,195,726)	(4,668,977)
Goodwill	1,720,726	6,381,715
Net cash acquired in acquisition of Goedeker	1,501,285	1,285,214
Financing:
Due to seller (cash paid to seller day after closing)	233,000
Term Loan		1,500,000
Debt discount financing costs		(215,500)
Warrant feature upon issuance of term loan		(229,244)
Term loan, net		1,092,756
Line of Credit		754,682
Debt discount on line of credit		(128,682)
Issuance of common shares on promissory note		(137,500)
Line of Credit, net		488,500
Promissory Notes	855,000	714,286
Promissory Note original issue and debt discount		(79,286)
Warrants issued in conjunction with notes payable		(292,673)
Promissory Note, net	855,000	342,327
9% Subordinated Promissory Note		4,700,000
Debt discount financing costs		(215,500)
9% Subordinated Promissory Note, net		4,484,500
Warrant liability		229,244
Common stock	415
Additional Paid in Capital	$ 829,585	$ 430,173